CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (490)	$ (1,843)	$ (5,886)	$ (6,994)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5	5	21	23
Stock-based compensation	23	110	313	2,054
Gain on change in fair value of derivative liability	(538)	0	(181)	0
Decrease (increase) in operating assets:
Prepaid expenses	(2)	37	83	(34)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	95	495	1,017	(93)
Cash used in operating activities	(907)	(1,196)	(4,633)	(5,044)
Cash flows from investing activities:
Acquisition of office equipment	0	(4)	(4)	(4)
Cash used in investing activities	0	(4)	(4)	(4)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants			4,367	4,104
Proceeds from exercise of warrants	0	287	925	0
Cost of common stock and warrants sold			(506)	(327)
Cash provided by financing activities	0	287	4,786	3,777
Net increase (decrease) in cash	(907)	(913)	149	(1,271)
Cash and cash equivalents, beginning of period	2,465	2,316	2,316	3,587
Cash and cash equivalents, end of period	$ 1,558	$ 1,403	$ 2,465	$ 2,316